Acquisition of Filonikis Product Carrier S.A. (M/T Amor) - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	10 Months Ended	12 Months Ended
	Oct. 24, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Equity offering (adjusted for the March 2019 Reverse Split)	40,528
Price per common unit (adjusted for the March 2019 Reverse Split)	$ 22.47
Charter Revenues		$ 265,210	$ 204,462	$ 205,594
Filonikis Product Carrier S.A.
Business Acquisition [Line Items]
Acquisition related costs	$ 264
Cash consideration for acquisition of vessel	$ 16,000
Duration of above market acquired time charter	1 year
Charter Revenues				980
Net income				$ 222
WACC used for calculation of above market acquired time charter				7.50%
Time charter ending October 2017 | Cargill International S.A. (Cargill) | Filonikis Product Carrier S.A.
Business Acquisition [Line Items]
Time Charter Years				2 years
Charter earliest redelivery				30 days
Time charter immediately after October 2017 | CMTC | Filonikis Product Carrier S.A.
Business Acquisition [Line Items]
Time Charter Years				0.17 years